                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22039

         First Trust Specialty Finance and Financial Opportunities Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: November 30

                     Date of reporting period: May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                   FIRST TRUST
                               SPECIALTY FINANCE
                                  AND FINANCIAL
                               OPPORTUNITIES FUND

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED

                                  MAY 31, 2010

                               (FIRST TRUST LOGO)

                    (CONFLUENCE INVESTMENT MANAGEMENT LOGO)

TABLE OF CONTENTS

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2010

Shareholder Letter ...................    1
At a Glance ..........................    2
Portfolio Commentary .................    3
Portfolio of Investments .............    6
Statement of Assets and Liabilities ..    9
Statement of Operations ..............   10
Statements of Changes in Net Assets ..   11
Statement of Cash Flows ..............   12
Financial Highlights .................   13
Notes to Financial Statements ........   14
Additional Information ...............   20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of the relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report, and other regulatory filings.

SHAREHOLDER LETTER

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2010

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Specialty Finance and Financial Opportunities Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. The past eighteen months have been challenging, but successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six month period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust offers a variety of products that can fit many financial plans to help those investors who are seeking long-term financial success. You may want to talk to your advisor about the other investments we offer that might fit your financial plan.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust
Specialty Finance and
Financial Opportunities Fund

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
"AT A GLANCE"
AS OF MAY 31, 2010 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                     FGB
Common Share Price                                            $      6.93
Common Share Net Asset Value ("NAV")                          $      6.77
Premium (Discount) to NAV                                            2.36%
Net Assets Applicable to Common Shares                        $96,325,639
Current Quarterly Distribution per Common Share (1)           $    0.1500
Current Annualized Distribution per Common Share              $    0.6000
Current Distribution Rate on Closing Common Share Price (2)          8.66%
Current Distribution Rate on NAV (2)                                 8.86%

                 COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                               (PERFORMANCE GRAPH)

             Market    NAV
 5/31/2009    4.09    4.42
  6/5/2009    4.58    4.73
 6/12/2009     4.2    4.69
 6/19/2009    4.28    4.74
 6/26/2009    4.43    4.82
  7/2/2009    4.47     4.8
 7/10/2009    3.93    4.53
 7/17/2009     4.5    4.93
 7/24/2009     4.6    5.21
 7/31/2009    4.96    5.51
  8/7/2009    5.33    5.84
 8/14/2009     5.2    5.58
 8/21/2009       5    5.63
 8/28/2009    5.14    5.62
  9/4/2009    5.08    5.47
 9/11/2009    5.23    5.74
 9/18/2009    5.49    6.04
 9/25/2009    5.43    5.89
 10/2/2009    5.29    5.83
 10/9/2009    5.59    6.06
10/16/2009    5.42    6.02
10/23/2009    5.46    5.93
10/30/2009     5.2    5.69
 11/6/2009    5.36    5.88
11/13/2009     5.5    5.88
11/20/2009    5.32    5.93
11/27/2009    5.44    5.89
 12/4/2009    5.64    6.15
12/11/2009    5.58     6.2
12/18/2009    5.74    6.26
12/24/2009    5.98    6.48
12/31/2009    5.98    6.42
  1/8/2010     6.4    6.74
 1/15/2010    6.33    6.74
 1/22/2010    6.12    6.59
 1/29/2010    5.86    6.45
  2/5/2010    5.63    6.34
 2/12/2010    5.71    6.36
 2/19/2010    5.92    6.53
 2/26/2010    6.06    6.69
  3/5/2010    6.71    6.99
 3/12/2010    6.91    7.13
 3/19/2010    6.72    7.17
 3/26/2010    7.03    7.35
  4/1/2010    7.13     7.4
  4/9/2010    7.32    7.51
 4/16/2010     7.8    7.65
 4/23/2010    7.99    7.93
 4/30/2010    7.69    7.63
  5/7/2010    6.74    6.82
 5/14/2010    7.18    7.15
 5/21/2010    6.28    6.56
 5/31/2010    6.93    6.77

PERFORMANCE

                                                                          Average
                                                                          Annual
                                                                           Total
                                                                          Return
                                                6 Months     1 Year      Inception
                                                 Ended       Ended      (5/25/2007)
                                               5/31/2010   5/31/2010   to 5/31/2010
                                               ---------   ---------   ------------
Fund Performance (3)
NAV                                              18.31%      68.53%      -18.58%
Market Value                                     33.38%      86.43%      -19.19%
Index Performance
Blended Benchmark (4)                             3.02%      28.29%         N/A(5)
MSCI U.S. Investable Market Financials Index      3.52%      22.97%      -23.63%

                                            % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
---------------                            -----------
Ares Capital Corp.                            11.0%
MVC Capital, Inc.                              6.9
PennantPark Investment Corp.                   6.8
Apollo Investment Corp.                        5.7
BlackRock Kelso Capital Corp.                  5.5
Annaly Capital Management, Inc.                5.1
Solar Capital, Ltd.                            4.8
Hercules Technology Growth Capital, Inc.       4.3
Gladstone Capital Corp.                        4.2
Prospect Capital Corp.                         3.7
                                              ----
   Total                                      58.0%
                                              ====

                                     % OF TOTAL
ASSET CLASSIFICATION                INVESTMENTS
--------------------                -----------
Common Stocks:
   Business Development Companies       74.8%
   Residential Mortgage REITs           13.6
   Domestic                              8.1
   Specialty Finance/Hybrid REITs        1.5
Exchange-Traded Funds                    1.9
Warrants                                 0.1
Canadian Income Trusts *                 0.0
                                       -----
   Total                               100.0%
                                       =====

*    Amount is less than 0.1%.

                                         % OF TOTAL
INDUSTRY                                INVESTMENTS
--------                                -----------
Capital Markets                             73.7%
Real Estate Investment Trusts (REITs)       15.2
Diversified Financial Services               5.4
Insurance                                    3.6
Thrifts & Mortgage Finance                   1.5
Health Care Equipment & Supplies             0.6
                                           -----
   Total                                   100.0%
                                           =====

(1) Most recent distribution paid or declared through 5/31/2010. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV as applicable, as of 5/31/2010. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4)  Blended benchmark consists of the following (Source: Bloomberg):
          Red Rocks Global Listed Private Equity Index (70%)
          FTSE NAREIT Mortgage REIT Index (20%)
          S&P SmallCap Financials Index (10%)

(5)  Previously, the blended benchmark consisted of the following:
          Red Rocks Listed Private Equity Index (40%)
          FTSE NAREIT Mortgage REIT Index (20%)
          FTSE NAREIT Hybrid REIT Index (20%)
          Merrill Lynch Preferred Stock Hybrid Securities Index (10%) Russell 2000 Financial Services Index (10%)

     Certain of these indices were discontinued during 2009, therefore the blended benchmark was changed. See footnote (4) above for the new blended benchmark constituents. As certain of the indices in the new blended benchmark began subsequent to the inception date (5/25/2007) of the Fund, the average annual total return from inception to 5/31/2010 for the blended benchmark cannot be calculated.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor"), a registered investment advisor located in Saint Louis, Missouri, has served as the Sub-Advisor to First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB) since July 29, 2008. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                            PORTFOLIO MANAGEMENT TEAM

MARK A. KELLER, CFA - CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

                            (PHOTO OF MARK A. KELLER)

Mr. Keller has 30 years of investment experience with a focus on value-oriented equity analysis and management. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, Inc., and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. From 1999 to 2008, Mr. Keller was Chairman of A.G. Edwards' Investment Strategy Committee, which set investment policy and established asset allocation models for the entire organization. Mr. Keller was a founding member of the A.G. Edwards Investment Strategy Committee, on which he served for over 20 years, the last ten years as Chairman of the Committee. Mr. Keller began his career with A.G. Edwards in 1978, serving as an equity analyst for the firm's Securities Research Department from 1979 to 1994. During his last five years in Securities Research, Mr. Keller was Equity Strategist and manager of the firm's Focus List. He was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. Mr. Keller received a Bachelor of Arts from Wheaton College (Illinois) and is a CFA charterholder.

DAVID B. MIYAZAKI, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

                          (PHOTO OF DAVID B. MIYAZAKI)

Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment management arm of A.G. Edwards, Inc. Mr. Miyazaki was responsible for equity investments in value-oriented separately managed accounts. He also co-managed the A.G. Edwards' ETF-based asset allocation program. In addition to portfolio management, Mr. Miyzazki served as a member of the A.G. Edwards' Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program. Prior to joining A.G. Edwards in 1999, Mr. Miyazaki was a Portfolio Manager at Koch Industries in Wichita, Kansas. His previous experience includes working as an Investment Analyst at Prudential Capital Group in Dallas, Texas, and as a Bond Trader at Barre & Company, also in Dallas. Mr. Miyazaki received a Bachelor of Business Administration from Texas Christian University and is a CFA charterholder.

DANIEL T. WINTER, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

                           (PHOTO OF DANIEL T. WINTER)

Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment arm of A.G. Edwards, Inc. While at Gallatin, Mr. Winter chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios. Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm's Asset Management division in 1996, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Mr. Winter earned a Bachelor of Arts in business management from Eckerd College and a Master of Business Administration from Saint Louis University. Mr. Winter is a CFA charterholder.

                                   COMMENTARY

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)

The primary investment objective of the First Trust Specialty Finance and Financial Opportunities Fund ("FGB" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a portfolio of securities of specialty finance and other financial companies that the Fund's Sub-Advisor believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

FGB is a financial sector fund with a particular focus on a niche called business development companies ("BDCs"). BDCs lend to and invest in private companies, often working with those not large enough to efficiently access the public markets. Each BDC has a unique profile, determined by its respective management teams. Some specialize in particular industries, while others apply a more generalized approach and maintain a diversified portfolio. Both approaches can work effectively and deliver to shareholders a unique and differentiated return opportunity derived from the private markets. As of May 31, 2010, the Fund had almost three quarters of its assets invested in 21 BDCs.

The Fund began its fiscal 2010 year in a strong fashion, building upon the broader market recovery that began in the spring of 2009. Although the magnitude of the recovery was dramatic, valuations in areas where the Fund is focused, most notably in BDCs and mortgage REITs, remained below their historical averages. This profile enabled many of the Fund's positions to continue appreciating well into 2010.

In May, concerns regarding sovereign credit risks in Europe began to rise, sparking fear that a liquidity crisis like the 2008 experience was beginning. Investors began to migrate out of investments with credit risk, moving instead into investments with little, if any, credit risk, like U.S. Treasury securities. These concerns were also evident in currency trends, where the Euro weakened substantially relative to the U.S. dollar. In general, U.S. stocks declined, while equity volatility rose. The financial sector was among the hardest hit, reflecting investor uncertainty regarding how widespread and deep European sovereign debt problems might become.

BDCs and the vast majority of the Fund's other holdings generally don't have direct exposure to European sovereign debt. Still, when evaluating the financial sector, it is important to monitor the issues that can affect broad market liquidity, which does directly impact financial companies. At this point, we do not anticipate European sovereign debt problems to expand into a liquidity crisis like that of 2008. We believe the issue will remain principally a European challenge, given that U.S. exposure to struggling European countries is not widespread and because investor leverage levels are much lower today than they were going into 2008.

Over the period, looking more specifically at the Fund's areas of focus, BDCs continued to consolidate, repair and grow. Weaker BDCs, like Patriot Capital and Allied Capital, were acquired by stronger, healthier BDCs. In addition, BDC valuations improved to the point where many were able to raise equity capital in an accretive manner, pricing new shares at a premium to net asset values. And finally, for the first time in many quarters, new BDCs had initial public offerings. Solar Capital, Golub Capital and THL Credit are three new public BDCs, and the Fund established positions in each of them. It is a positive trend to see the formation of new, quality BDCs, as it indicates that growth is returning to the industry.

The second-largest exposure for the Fund is in mortgage REITs. Valuations moved lower as concerns regarding policy decisions from Federal Reserve, Freddie Mac and Fannie Mae created uncertainty and volatility in mortgage-backed securities. However, we continue to view this industry favorably. Returns on equity are attractive, while leverage and valuation levels remain well below historical trends. We believe these positions are constructive in pursuing the Fund's income objectives.

                                 SIX MONTHS
PERFORMANCE ANALYSIS            ENDED 5/31/10

FGB Market Value Total Return       33.38%
FGB NAV Total Return                18.31%
Blended Benchmark*                   3.02%

* Components of the blended benchmark: Red Rocks Global Listed Private Equity Index (70%); FTSE NAREIT Mortgage REIT Index (20%); S&P SmallCap Financials Index (10%). Source: Bloomberg

The Fund's market value total return (+33.38%)(1) was higher than the Fund's NAV total return (+18.31%)(1) as the discount to NAV (-9.20%) changed to a premium (+2.36%) during the six months ended May 31, 2010. The strong performance was derived from improving valuations, stabilizing fundamentals and positive dividend trends in the Fund's portfolio. The Fund also outperformed its blended benchmark (+3.02%).

The Fund maintained larger positions in BDCs with high quality portfolios and management teams, and stable balance sheets. Many of these larger positions, including Ares Capital, MVC Capital, PennantPark, Apollo Investment and Blackrock Kelso, performed particularly well.

The Fund's positions in MBS REITs performed lower than that of most BDCs, hampered by the aforementioned concerns regarding the policies of the Federal Reserve, Freddie Mac and Fannie Mae. High prepayment activity created substantial volatility in mortgage cashflows. Valuations in the industry remained low, even as income generation was high.

MARKET AND FUND OUTLOOK

The financial sector continues to face ongoing challenges as it moves past the recovery stage and into a more "normalized" environment. Arriving into "normal" has been hampered by uncertainty regarding European sovereign debt, while financial market regulatory reforms are redefining the meaning of normal. The last month (May) of the first half of fiscal 2010 reflected this uncertainty and was the weakest for many of the Fund's holdings. With growing risk aversion in the markets, valuations for financial companies, and the assets they hold, declined.

Paradoxically, growing risk aversion and lower valuations are the source of many opportunities, both for the companies owned by the Fund as well as for the Fund itself. Companies are able to invest their capital at more profitable levels when risk aversion grows, while the Fund can buy these companies at lower prices.

The Fund maintains an emphasis on companies with the resources to take advantage of opportunities that arise when capital in the markets becomes scarce. Included on this list are the three new public BDCs that recently raised equity. To make room for these positions, we trimmed back the Fund's exposure to companies with fewer capital resources and less flexibility. We believe this strategy can position the Fund to grow its income and NAV over time.

In recent quarters, we have included positions in the Fund's portfolio of companies that contribute more return potential from capital appreciation, as opposed to dividends. Many of these companies have long track records of increasing book value by retaining and compounding earnings. We believe these companies provide an opportunity to add to the Fund's NAV accretion, and complement the Fund's unique financial sector focus on BDCs. It is our pleasure to manage FGB and we look forward to delivering the income and growth objectives of the Fund.

----------
(1) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value for NAV total returns and changes in Common Share price for market value returns. Total returns do not reflect sales load. Past performance is not indicative of future results.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a)
MAY 31, 2010 (UNAUDITED)

 SHARES                      DESCRIPTION                         VALUE
 ------   -------------------------------------------------      -----
COMMON STOCKS - 114.1%
          CAPITAL MARKETS - 83.6%
616,806   Apollo Investment Corp.(b)(c) ...................   $ 6,433,287
911,233   Ares Capital Corp.(b)(c) ........................    12,338,095
584,320   BlackRock Kelso Capital Corp.(b)(c) .............     6,135,360
304,366   Fifth Street Finance Corp.(b)(c) ................     3,472,816
420,716   Gladstone Capital Corp.(b)(c) ...................     4,741,469
183,333   Gladstone Investment Corp.(c) ...................       980,832
203,800   Golub Capital BDC, Inc.(b)(c)(d) ................     2,863,390
 97,768   GSC Investment Corp.(c)(d) ......................       167,183
544,556   Hercules Technology Growth Capital, Inc.(b)(c) ..     4,797,538
338,063   Kohlberg Capital Corp.(c) .......................     1,639,606
 19,774   Main Street Capital Corp.(b)(c) .................       287,909
233,600   MCG Capital Corp.(b)(c)(d) ......................     1,273,120
603,700   MVC Capital, Inc.(b)(c) .........................     7,775,656
351,637   NGP Capital Resources Co.(b)(c) .................     2,563,434
764,000   PennantPark Investment Corp.(b)(c) ..............     7,659,100
404,176   Prospect Capital Corp.(b)(c) ....................     4,167,055
252,598   Solar Capital, Ltd.(c)(d) .......................     5,390,441
195,267   THL Credit, Inc.(b)(c)(d) .......................     2,310,009
303,837   TICC Capital Corp.(b)(c) ........................     2,500,578
218,601   Triangle Capital Corp.(b)(c) ....................     3,056,042
                                                              -----------
                                                               80,552,920
                                                              -----------
          DIVERSIFIED FINANCIAL SERVICES - 6.3%
187,500   Compass Diversified Holdings(b) .................     2,703,750
459,504   Medallion Financial Corp.(b)(c) .................     3,377,354
                                                              -----------
                                                                6,081,104
                                                              -----------
          HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
 59,075   Medical Action Industries, Inc.(b)(d) ...........       672,273
                                                              -----------
          INSURANCE - 4.2%
      3   Berkshire Hathaway, Inc., Class A(b)(d) .........       317,730
 83,700   Fidelity National Financial, Inc., Class A(b) ...     1,206,954
  3,250   Markel Corp.(b)(d) ..............................     1,123,038
 38,475   W.R. Berkley Corp.(b) ...........................     1,048,828
  1,000   Wesco Financial Corp.(b) ........................       353,850
                                                              -----------
                                                                4,050,400
                                                              -----------
          REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.6%
339,500   Annaly Capital Management, Inc. (b) .............     5,757,920
135,706   Cypress Sharpridge Investments, Inc. (b) ........     1,776,392
192,307   Cypress Sharpridge Investments, Inc. (e) ........     2,517,299
 46,282   Hatteras Financial Corp. (b) ....................     1,282,011
100,000   Hatteras Financial Corp. (e) ....................     2,770,000
150,000   MFA Financial, Inc. (b) .........................     1,099,500
550,049   NorthStar Realty Finance Corp. (b) ..............     1,732,654
                                                              -----------
                                                               16,935,776
                                                              -----------

                       See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2010 (UNAUDITED)

SHARES/
 UNITS                          DESCRIPTION                                VALUE
-------   ----------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)
          THRIFTS & MORTGAGE FINANCE - 1.7%
100,000   Northwest Bancshares, Inc. (b) ...........................    $  1,163,000
 35,584   People's United Financial, Inc. (b)                                497,108
                                                                        ------------
                                                                           1,660,108
                                                                        ------------
          TOTAL COMMON STOCKS
             (Cost $139,103,556) ...................................     109,952,581
                                                                        ------------

EXCHANGE-TRADED FUNDS - 2.2%
          CAPITAL MARKETS - 2.2%
 55,000   SPDR Barclays Capital High Yield Bond ETF (b) ............       2,079,550
                                                                        ------------
          TOTAL EXCHANGE-TRADED FUNDS
             (Cost $1,864,608) .....................................       2,079,550
                                                                        ------------

CANADIAN INCOME TRUSTS - 0.0%
          OIL, GAS & CONSUMABLE FUELS - 0.0%
    100   ARC Energy Trust .........................................           1,967
     81   Progress Energy Resources Corp. ..........................             927
                                                                        ------------
          TOTAL CANADIAN INCOME TRUSTS
             (Cost $3,343) .........................................           2,894
                                                                        ------------
WARRANTS - 0.1%
          REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
576,923   Cypress Sharpridge Investments, Inc., expires 04/30/11,
          with an exercise price of $11 per share (d) (e) (f) ......         123,404
                                                                        ------------
          TOTAL WARRANTS
             (Cost $0) .............................................         123,404
                                                                        ------------
          TOTAL INVESTMENTS - 116.4%
             (Cost $140,971,507) (g) ...............................     112,158,429

          OUTSTANDING LOAN - (17.6)% ...............................     (17,000,000)
          NET OTHER ASSETS AND LIABILITIES - 1.2% ..................       1,167,210
                                                                        ------------
          NET ASSETS - 100.0%. .....................................    $ 96,325,639
                                                                        ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c)  Business Development Company.

(d)  Non-income producing security.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(f) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,405,237 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,218,315.

                        See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                  TOTAL                       LEVEL 2        LEVEL 3
                                 MARKET         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                5/31/2010       PRICES         INPUTS        INPUTS
                              ------------   ------------   -----------   ------------
Common Stocks * ...........   $109,952,581   $109,952,581     $     --        $--
Exchange-Traded Funds * ...      2,079,550      2,079,550           --         --
Canadian Income Trusts * ..          2,894          2,894           --         --
Warrants * ................        123,404             --      123,404         --
                              ------------   ------------     --------        ---
TOTAL INVESTMENTS .........   $112,158,429   $112,035,025     $123,404        $--
                              ============   ============     ========        ===

*    See Portfolio of Investments for industry breakout.

                       See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2010 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $140,971,507) .......................................................................   $ 112,158,429
Cash .........................................................................................       1,002,023
Prepaid expenses .............................................................................          81,521
Receivables:
   Investment securities sold ................................................................       1,025,670
   Dividends .................................................................................         421,877
   Interest ..................................................................................             322
                                                                                                 -------------
      Total Assets ...........................................................................     114,689,842
                                                                                                 -------------
LIABILITIES:
Outstanding loan .............................................................................      17,000,000
Payables:
   Investment securities purchased ...........................................................       1,183,165
   Investment advisory fees ..................................................................          99,517
   Audit and tax fees ........................................................................          30,124
   Printing fees .............................................................................          20,659
   Administrative fees .......................................................................           9,454
   Trustees' fees and expenses ...............................................................           6,395
   Transfer agent fees .......................................................................           5,158
   Interest and fees on loan .................................................................           3,867
   Legal fees ................................................................................           3,749
   Custodian fees ............................................................................           1,985
Other liabilities ............................................................................             130
                                                                                                 -------------
Total Liabilities ............................................................................      18,364,203
                                                                                                 -------------
NET ASSETS ...................................................................................   $  96,325,639
                                                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital ..............................................................................   $ 267,581,726
Par value ....................................................................................         142,313
Accumulated net investment income (loss) .....................................................      (1,022,242)
Accumulated net realized gain (loss) on investments ..........................................    (141,563,080)
Net unrealized appreciation (depreciation) on investments ....................................     (28,813,078)
                                                                                                 -------------
NET ASSETS ...................................................................................   $  96,325,639
                                                                                                 =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .........................   $        6.77
                                                                                                 =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ..      14,231,333
                                                                                                 =============

                        See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $11) ....................   $  6,019,625
Interest .............................................................          2,754
                                                                         ------------
   Total investment income ...........................................      6,022,379
                                                                         ------------
EXPENSES:
Investment advisory fees .............................................        566,920
Interest and fees on loan ............................................        155,937
Administration fees ..................................................         54,399
Printing fees ........................................................         38,548
Audit and tax fees ...................................................         24,924
Legal fees ...........................................................         19,927
Trustees' fees and expenses ..........................................         19,450
Transfer agent fees ..................................................         15,535
Custodian fees .......................................................          7,734
Excise tax expense ...................................................        (67,628)(a)
Other ................................................................         18,245
                                                                         ------------
   Total expenses ....................................................        853,991
                                                                         ------------
NET INVESTMENT INCOME (LOSS) .........................................      5,168,388
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments ..............................    (13,425,823)
Net change in unrealized appreciation (depreciation) on investments ..     23,711,950
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................     10,286,127
                                                                         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 15,454,515
                                                                         ============

----------
(a)  Refund of prior year excise tax payment/expense.

                        See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                 5/31/2010     YEAR ENDED
                                                                                (UNAUDITED)    11/30/2009
                                                                               ------------   ------------
OPERATIONS:
Net investment income (loss) ...............................................   $  5,168,388   $  9,126,521
Net realized gain (loss) ...................................................    (13,425,823)   (40,464,711)
Net change in unrealized appreciation (depreciation) .......................     23,711,950     60,809,817
                                                                               ------------   ------------
Net increase (decrease) in net assets resulting from operations ............     15,454,515     29,471,627
                                                                               ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................................     (4,198,243)    (7,773,176)
Return of capital ..........................................................             --       (836,780)
                                                                               ------------   ------------
Total distributions to shareholders ........................................     (4,198,243)    (8,609,956)
                                                                               ------------   ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested .....................................             --             --
Offering costs .............................................................             --             --
                                                                               ------------   ------------
Net increase (decrease) in net assets resulting from capital transactions ..             --             --
                                                                               ------------   ------------
Total increase (decrease) in net assets ....................................     11,256,272     20,861,671
NET ASSETS:
Beginning of period ........................................................     85,069,367     64,207,696
                                                                               ------------   ------------
End of period ..............................................................   $ 96,325,639   $ 85,069,367
                                                                               ============   ============
Accumulated net investment income (loss) at end of period ..................   $ (1,022,242)  $ (1,992,387)
                                                                               ============   ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period .......................................     14,231,333     14,231,333
Common Shares issued as reinvestment under the Dividend Reinvestment Plan ..             --             --
                                                                               ------------   ------------
Common Shares at end of period .............................................     14,231,333     14,231,333
                                                                               ============   ============

                        See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .......................   $ 15,454,515
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
   Purchases of investments ................................................    (19,210,394)
   Sales of investments ....................................................     16,283,354
   Net realized gain/loss on investments ...................................     13,425,823
   Net change in unrealized appreciation/depreciation on investments .......    (23,711,950)
CHANGES IN ASSETS AND LIABILITIES:
   Increase in dividends receivable ........................................        (98,840)
   Increase in interest receivable .........................................           (301)
   Increase in prepaid expenses. ...........................................        (74,897)
   Decrease in interest and fees on loan payable ...........................        (16,985)
   Increase in investment advisory fees payable ............................         18,505
   Increase in administrative fees payable .................................          1,121
   Decrease in audit and tax fees payable. .................................        (19,076)
   Decrease in printing fees payable .......................................        (14,032)
   Decrease in legal fees payable ..........................................         (8,234)
   Decrease in custodian fees payable ......................................           (497)
   Decrease in Trustees' fees and expenses payable. ........................           (316)
   Decrease in transfer agent fees payable .................................            (21)
   Decrease in other liabilities. ..........................................         (1,591)
                                                                               ------------
CASH PROVIDED BY OPERATING ACTIVITIES ......................................                  $ 2,026,184
                                                                                              -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to Common Shareholders from net investment income ............     (6,190,630)
Issuances of loan ..........................................................     18,500,000
Repayment of loan ..........................................................    (15,850,000)
                                                                               ------------
CASH USED IN FINANCING ACTIVITIES ..........................................                   (3,540,630)
                                                                                              -----------
Decrease in cash ...........................................................                   (1,514,446)
Cash at beginning of period ................................................                    2,516,469
                                                                                              -----------
CASH AT END OF PERIOD ......................................................                  $ 1,002,023
                                                                                              ===========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees ..........................                  $   233,333
                                                                                              ===========


                        See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             SIX MONTHS
                                                                ENDED         YEAR           YEAR            PERIOD
                                                              5/31/2010       ENDED          ENDED            ENDED
                                                             (UNAUDITED)   11/30/2009   11/30/2008 (f)   11/30/2007 (a)
                                                             -----------   ----------   --------------   --------------
Net asset value, beginning of period .....................   $  5.98        $  4.51        $ 13.73        $  19.10(b)
                                                             -------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............................      0.36           0.65           1.02            0.70
Net realized and unrealized gain (loss) ..................      0.73           1.43          (8.88)          (5.32)
                                                             -------        -------        -------        --------
Total from investment operations .........................      1.09           2.08          (7.86)          (4.62)
                                                             -------        -------        -------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ....................................     (0.30)         (0.55)         (1.27)          (0.71)
Return of capital ........................................        --          (0.06)         (0.09)             --
                                                             -------        -------        -------        --------
Total from distributions .................................     (0.30)         (0.61)         (1.36)          (0.71)
                                                             -------        -------        -------        --------
Common Shares offering costs charged to paid-in capital ..        --             --             --           (0.04)
                                                             -------        -------        -------        --------
Net asset value, end of period ...........................   $  6.77        $  5.98        $  4.51        $  13.73
                                                             =======        =======        =======        ========
Market value, end of period ..............................   $  6.93        $  5.43        $  3.29        $  14.23
                                                             =======        =======        =======        ========
TOTAL RETURN BASED ON NET ASSET VALUE (c) ................     18.31%         56.00%        (61.38)%        (24.53)%
                                                             =======        =======        =======        ========
TOTAL RETURN BASED ON MARKET VALUE (c) ...................     33.38%         94.18%        (72.80)%        (25.36)%
                                                             =======        =======        =======        ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................   $96,326        $85,069        $64,208        $193,070
Ratio of total expenses to average net assets ............      1.75%(d)       2.29%          2.72%           1.99%(d)
Ratio of total expenses to average net assets excluding
   interest expense and fees .............................      1.43%(d)       1.94%          1.73%           1.41%(d)
Ratio of net investment income to average net assets .....     10.61%(d)      13.36%          9.53%           8.64%(d)
Portfolio turnover rate ..................................        16%            20%            15%              3%
INDEBTEDNESS:
Loan outstanding (in 000's) ..............................   $17,000        $14,350        $11,450        $ 36,000
Asset coverage per $1,000 of indebtedness (e) ............   $ 6,666        $ 6,928        $ 6,608        $  6,363

----------
(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.

(b)  Net of sales load of $0.90 per share on initial offering.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)  Annualized.

(e) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the outstanding loan balance in 000's.

(f) On July 29, 2008, Confluence Investment Management LLC became the sub-advisor to the Fund.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FGB on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks attractive total return as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within industries in the financial sector. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends and accrued liabilities (other than the principal amount of any borrowings incurred by the Fund). There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The Fund may hold real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Fund may also hold business development companies ("BDCs"), exchange-traded funds ("ETFs") and Canadian income trusts ("ClTs"). The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act. As of May 31, 2010, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
2A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                        ACQUISITION   SHARES/                                            % OF
SECURITY                                   DATE        UNITS    PRICE    CARRYING COST     VALUE      NET ASSETS
--------                                -----------   -------   ------   -------------   ----------   ----------
Cypress Sharpridge Investments, Inc.      5/19/08     192,307   $13.09     $2,999,989    $2,517,299      2.61%
Cypress Sharpridge Investments, Inc.,
   Warrants                               5/19/08     576,923     0.21             --       123,404      0.13
Hatteras Financial Corp.                  1/29/08     100,000    27.70      2,400,000     2,770,000      2.88
                                                                           ----------    ----------      ----
                                                                           $5,399,989    $5,410,703      5.62%
                                                                           ==========    ==========      ====

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income, if any, of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended November 30, 2009 was as follows:

Distributions paid from:

Ordinary Income ....   $7,773,176
Return of Capital ..      836,780

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ...............   $          --
Net Unrealized Appreciation (Depreciation) ..     (56,641,671)
Accumulated Capital and Other Losses ........    (124,020,614)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2009, the Fund had a capital loss carryforward for federal income tax purposes of $123,554,849 with $5,166,354, $62,747,095 and $55,641,400 expiring on November
30, 2015, 2016 and 2017, respectively.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended November 30, 2009, the Fund elected to defer net realized capital losses of $465,765 incurred between November 1, 2009 and November 30, 2009.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2007, 2008 and 2009 remain open to federal and state audit. As of May 31, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. NEW ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06

"Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's financial statement disclosures, if any.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee.

On May 7, 2008, First Trust Portfolios L.P., an affiliate of the Advisor, paid $200,000 for an equity ownership interest in Confluence, which was subsequently converted into debt. Accordingly, First Trust Portfolios L.P. currently holds a promissory note from Confluence with a stated principal amount of $200,000, an annual interest rate of 3.20% and a stated maturity date of June 30, 2015.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"), serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of PNC, serves as the Fund's Custodian in accordance with certain fee arrangements.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending on December 31, 2011, before rotating to serve as a chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the six months ended May 31, 2010, were $20,165,559 and $17,309,024, respectively.

                              5. CREDIT AGREEMENTS

The Fund had a Credit Agreement and a Credit Annex thereto with Credit Suisse Securities (USA) LLC, which provided for an uncommitted credit facility to be used as leverage for the Fund (the "Credit Suisse Facility"). The Credit Suisse Facility provided for a secured, uncommitted line of credit for the Fund, where Fund assets were pledged against advances made to the Fund. The maximum amount that could be outstanding at any one time under the Credit Suisse Facility was $70,000,000. On February 17, 2010, all outstanding borrowings, in the amount of $15,850,000, were paid in full through a committed facility agreement with BNP Paribas Prime Brokerage Inc. ("BNP").

The daily average amount outstanding between December 1, 2009 and February 17, 2010 under the Credit Suisse Facility was $15,715,385, and the interest rate during the period December 1, 2009 through February 17, 2010 was 1.73%.

On February 2, 2010, the Fund entered into a committed facility agreement with BNP (the "BNP Facility") with a maximum commitment amount of $18,000,000. The committed facility required an upfront payment from the Fund equal to $90,000. Absent certain events of default or failure to maintain certain collateral requirements, BNP may not terminate the BNP Facility agreement except upon 180 calendar days prior notice. The borrowing rate under the BNP Facility is equal to the 3-month LIBOR plus 100 basis points. In addition, under the BNP Facility, the Fund pays a commitment fee of 0.85% on the undrawn amount and a renewal fee of $42,500.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

The average amount outstanding between February 17, 2010 and May 31, 2010 under the BNP Facility was $16,303,365, with a weighted average interest rate of 1.34%. As of May 31, 2010, the Fund had outstanding borrowings of $17,000,000 under this BNP Facility agreement. The high and low annual interest rates during the period February 17, 2010 through May 31, 2010 were 1.54% and 1.25%, respectively, and the interest rate at May 31, 2010 was 1.54%.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the equity market, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

FINANCIAL SECTOR CONCENTRATION RISK: Under normal market conditions, the Fund will invest at least 25% of its total assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

BUSINESS DEVELOPMENT COMPANY ("BDC") RISK: Investments in closed-end funds that elect to be treated as BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC's portfolio could include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Investments in BDCs are subject to various risks, including management's ability to meet the BDC's investment objective, and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

REIT, MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISKS: Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risk (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio of mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk, the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions or purchase Common Shares.

NON-DIVERSIFICATION RISK: Because the Fund is non-diversified, it is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

ADDITIONAL INFORMATION

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund was held on April 14, 2010. At the Annual Meeting, Trustees James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust Specialty Finance and Financial Opportunities Fund as Class III Trustees for three-year terms expiring at the Fund's annual meeting of shareholders in 2013. The number of votes cast in favor of Mr. Bowen was 13,317,052, the number of votes against was 230,333 and the number of abstentions was 683,948. The number of votes cast in favor of Mr. Nielson was 13,312,164, the number of votes against was 235,221 and the number of abstentions was 683,948. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

                INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Confluence Investment Management LLC (the "Sub-Advisor") at a meeting held on March 21-22, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. The Board also noted the enhancements made by the Advisor to the compliance program in 2009. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. The Board noted that shareholders had approved the Sub-Advisory Agreement with the Sub-Advisor at a special meeting held on November 17, 2008, and that the Sub-Advisor had begun serving as such on July 31,

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2010 (UNAUDITED)

2008. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, and noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients, noting that the Sub-Advisor does not charge a lower fee to any other client for which it provides comparable services. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of a combined peer group selected by Lipper and the Advisor. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the peer funds may use different types of leverage which have different costs associated with them;
(ii) most peer funds do not employ an advisor/sub-advisor management structure;
(iii) the peer funds may not have the same fiscal year as the Fund, which may cause the expense data used by Lipper to be measured over different time periods; and (iv) many of the peer funds are larger than the Fund. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreements.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis, and had been enhanced to assess portfolio risk as well. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the combined peer group selected by Lipper and the Advisor, as well as to a larger group. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. The Board considered an analysis prepared by the Advisor on the continued benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the combined peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. Based on the information provided and the Board's ongoing review of the Fund's performance, the Board concluded that the Fund's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to the Fund for the twelve months ended December 31, 2009, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. At the meeting, certain other relationships between the Advisor (or its affiliate) and the Sub-Advisor were described, and the Board concluded that fall-out benefits received by the Advisor or its affiliates appear to be limited.

The Board considered that the Sub-Advisor's costs are generally fixed, allowing for economies of scale with regard to certain costs. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not excessive in light of the services provided to the Fund. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that, while it has certain other relationships with the Advisor, it does not receive any material fall out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Specialty Finance and Financial Opportunities Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------
                          James A. Bowen,
                          Chairman of the Board, President and
                          Chief Executive Officer
                          (principal executive officer)

Date July 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------
                          James A. Bowen,
                          Chairman of the Board, President and
                          Chief Executive Officer
                          (principal executive officer)

Date July 20, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------
                          Mark R. Bradley,
                          Treasurer, Controller, Chief
                          Financial Officer and Chief
                          Accounting Officer
                          (principal financial officer)

Date July 20, 2010

* Print the name and title of each signing officer under his or her signature.